Consolidated Statements of Operations Information - Additional information on the nature of expenses incurred in continuing operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations Information
Depreciation, depletion and amortization	$ 7,221	$ 7,929	$ 10,699
Employee benefits expenses	8,044	8,057	7,194
Expenses for defined contribution plans and similar plans		$ 227	278
Termination benefits	$ 1,424		$ 394